Summary of Significant Accounting Policies (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 19, 2024	Sep. 19, 2023	Aug. 16, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash (in Dollars)				$ 109,206		$ 109,206		$ 29,844	$ 72,753
Investments held in the Trust Account (in Dollars)				$ 51,511,443		$ 51,511,443		$ 165,653,149	$ 254,251,750
Maturity days								185 days
Effective tax rate				153.28%	(26.74%)	(49.30%)	(28.37%)	34.35%	38.90%
Statutory tax rate, percentage				21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Federal depository insurance corporation coverage limits (in Dollars)								$ 250,000
Excise tax rate			1.00%
Fair market value percentage			1.00%
Exercised redeem shares (in Shares)	10,872,266	9,239,192
Redeemable shares value (in Dollars)		$ 96,791,644
Excise tax liability (in Dollars)				$ 2,122,813		$ 2,122,813		$ 967,916
Excise tax percentage								1.00%
Maturity days						185 days
Cash incurred (in Dollars)				$ 250,000		$ 250,000
Redeemable total value (in Dollars)	$ 115,489,643	$ 96,791,644
Percentage of shares redeemed for excise Tax liability	1.00%	1.00%
Percentage of interest				10.00%		10.00%
Percentage of underpayment penalty						5.00%
Percentage of total liability				25.00%		25.00%
Deferred Income Tax Charge [Member]
Summary of Significant Accounting Policies [Line Items]
Effective tax rate								34.35%	39.43%
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Temporary equity redemption value (in Shares)				4,757,884		4,757,884		15,630,150	24,869,342
Exercised redeem shares (in Shares)	10,872,266	9,239,192
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemable shares value (in Dollars)		$ 96,791,644
IPO [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase an aggregate of shares (in Shares)						12,922,712		12,922,712